Shareholder Report, Holdings (Details) - CLASS I	Oct. 31, 2025
Financials
Holdings [Line Items]
Percent of Net Asset Value	18.36%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	18.16%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.58%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.24%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.88%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.12%
Energy
Holdings [Line Items]
Percent of Net Asset Value	5.47%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.44%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.34%
Materials
Holdings [Line Items]
Percent of Net Asset Value	2.69%
Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.72%
Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.87%
Broadcom Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.09%
Chevron Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.77%
Analog Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.72%
JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	2.67%
CMS Energy Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.61%
TJX Companies Inc
Holdings [Line Items]
Percent of Net Asset Value	2.53%
Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	2.41%
Charles Schwab Corp
Holdings [Line Items]
Percent of Net Asset Value	2.37%
Union Pacific Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.29%
Total of Top Ten
Holdings [Line Items]
Percent of Net Asset Value	27.33%